PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 2 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of June 30, 2020 and December 31, 2019:

	2020	2019
Property and equipment	$284,710	$282,316
Equipment under capital lease (see Note 10)	156,867	156,867
	441,577	439,183
Less: accumulated depreciation	(327,762)	(277,363)
Property and equipment, net	$113,815	$161,820

Depreciation expense totaled $26,533 and $45,203 for the six months ended June 30, 2020 and 2019, respectively.

NOTE 2 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of December 31, 2019 and 2018:

	2019	2018

Property and equipment	$282,316	$238,442
Equipment under capital lease (see Note 11)	156,867	156,867
	439,183	395,309
Less Accumulated depreciation	277,363	191,309
Property and equipment, net	$161,820	$204,000

Depreciation expense totaled $86,054 and $64,810 for the years ended December 31, 2019 and 2018, respectively.